ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accrued Expenses And Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities
Other tax payable	$ 4,467	$ 3,849
Accrued professional fee and marketing expense	2,698	3,162
Employee payroll and welfare	1,122	364
Staff reimbursement	211	128
Accrued Rental	9	10
Others	3,547	3,321
Total	$ 12,054	$ 10,834